Schedule of Exploration & Evaluation Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	$ 33,892,334	$ 3,852,161
Impairment		3,101,343
Cost, Ending Balance	61,757,381	33,892,334	$ 3,852,161
Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	3,116,146
Impairment	(3,101,343)
Foreign currency translation change	(14,803)
Cost, Ending Balance		3,116,146
Exploration and evaluation assets [member] | Unproven properties turkey [member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance
Impairment
Foreign currency translation change
Cost, Ending Balance
Exploration and evaluation assets [member] | Unproven properties bulgaria [member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	3,116,146
Impairment	(3,101,343)
Foreign currency translation change	(14,803)
Cost, Ending Balance		$ 3,116,146